UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, August 2, 2010
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: $100,483
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
COM
88579Y101
293
3425
3425
0
0
3425
0
0

ABBOTT LABORATORIES
COM
002824100
1035
21081
21081
0
0
21081
0
0

ALTRIA GROUP INC
COM
02209S103
431
19428
19428
0
0
19428
0
0

AMBIENT CORP
COM
02318N102
1
10000
10000
0
0
10000
0
0

AMERICAN ELECTRIC POWER
COM
025537101
512
14239
14239
0
0
14239
0
0

AMERICAN EXPRESS CO
COM
025816109
2440
54649
54649
0
0
54649
0
0

APACHE CORP
COM
037411105
243
2544
2544
0
0
2544
0
0

AT&T INC
COM
00206R102
2303
88774
88774
0
0
88774
0
0

BANK OF AMERICA CORP
COM
060505104
192
13710
13710
0
0
13710
0
0

BECTON DICKINSON & CO.
COM
075887109
1511
21969
21969
0
0
21969
0
0

BERKSHIRE HATHAWAY INC - CL B
COM
084670702
2520
32256
32256
0
0
32256
0
0

BHP BILLITON LTD - ADR
COM
088606108
1261
17465
17465
0
0
17465
0
0

BOEING COMPANY
CONV
097023105
1454
21336
21336
0
0
21336
0
0

CANADIAN NATL RAILWAY CO
COM
136375102
205
3250
3250
0
0
3250
0
0

CBS CORP NEW CL B
COM
124857202
962
65067
65067
0
0
65067
0
0

CHEVRON CORP
COM
166764100
1723
22608
22608
0
0
22608
0
0

CHICAGO BRIDGE AND IRON
COM
167250109
1044
46375
46375
0
0
46375
0
0

CISCO SYSTEMS INC
COM
17275R102
1681
72884
72884
0
0
72884
0
0

COCA-COLA CO
COM
191216100
3634
65933
65933
0
0
65933
0
0

CONOCOPHILLIPS
COM
20825C104
1617
29282
29282
0
0
29282
0
0

DANAHER CORP
COM
235851102
1813
47208
47208
0
0
47208
0
0

DIAGEO PLC - ADR
COM
25243Q205
1525
21820
21820
0
0
21820
0
0

DOMINION RESOURCES INC
COM
25746U109
254
6050
6050
0
0
6050
0
0

ELI LILLY & CO
COM
532457108
1314
36902
36902
0
0
36902
0
0

EMERSON ELECTRIC CO
COM
291011104
828
16707
16707
0
0
16707
0
0

ERHC ENERGY INC
COM
26884J104
48
150000
150000
0
0
150000
0
0

EXELON CORPORATION
COM
30161N101
1252
29921
29921
0
0
29921
0
0

EXXON MOBIL CORP
COM
30231G102
4797
80371
80371
0
0
80371
0
0

FIFTH THIRD BANCORP
COM
316773100
674
53000
53000
0
0
53000
0
0

GENERAL ELECTRIC CO
COM
369604103
2848
176687
176687
0
0
176687
0
0

GENERAL MILLS INC
COM
370334104
486
14215
14215
0
0
14215
0
0

GILEAD SCIENCES, INC.
COM
375558103
746
22402
22402
0
0
22402
0
0

HALLIBURTON CO
COM
406216101
1414
47314
47314
0
0
47314
0
0

HEWLETT-PACKARD CO
COM
428236103
3138
68158
68158
0
0
68158
0
0

ILLINOIS TOOL WORKS
COM
452308109
2300
52877
52877
0
0
52877
0
0

INTEL CORP
COM
458140100
1565
75985
75985
0
0
75985
0
0

INTL BUSINESS MACHINES CORP
COM
459200101
390
3035
3035
0
0
3035
0
0

JOHNSON & JOHNSON
COM
478160104
3268
56253
56253
0
0
56253
0
0

JOHNSON CONTROLS INC
COM
478366107
1562
54207
54207
0
0
54207
0
0

JP MORGAN CHASE & CO
COM
46625H100
208
5169
5169
0
0
5169
0
0

KIMBERLY-CLARK CORP
COM
494368103
2521
39314
39314
0
0
39314
0
0

KINDER MORGAN - FRACTIONAL SHARES
COM
EKE55U103
0
180149
180149
0
0
180149
0
0

KRAFT FOODS
COM
50075N104
553
18947
18947
0
0
18947
0
0

MASCO CORP
COM
574599106
797
77560
77560
0
0
77560
0
0

MEDTRONIC INC
COM
585055106
1505
40706
40706
0
0
40706
0
0

MERCK & CO INC
COM
58933Y105
1791
51986
51986
0
0
51986
0
0

MICROSOFT CORP
COM
594918104
1853
71775
71775
0
0
71775
0
0

NESTLES SA - ADR
COM
641069406
1252
25435
25435
0
0
25435
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
COM
644722100
667
66015
66015
0
0
66015
0
0

OCCIDENTAL PETROLEUM CORP
COM
674599105
298
3830
3830
0
0
3830
0
0

PEPSICO INC
COM
713448108
4143
63823
63823
0
0
63823
0
0

PHILIP MORRIS INTERNATIONAL
COM
718172109
4136
81029
81029
0
0
81029
0
0

PRAXAIR INC
COM
74005P104
2977
34295
34295
0
0
34295
0
0

PROCTER & GAMBLE CO
COM
742718109
4427
72376
72376
0
0
72376
0
0

PROGRESS ENERGY INC
COM
743263105
219
5200
5200
0
0
5200
0
0

RESTRICTED BIOMETRICS 2000 CORP
COM
090624990
0
368484
368484
0
0
368484
0
0

ROCHE HOLDINGS LTD - ADR
COM
771195104
1068
32992
32992
0
0
32992
0
0

ROYAL DUTCH SHELL PLC - ADR A
COM
780259206
1232
22235
22235
0
0
22235
0
0

SOUTHERN COMPANY
COM
842587107
2311
65403
65403
0
0
65403
0
0

SPECTRA ENERGY
COM
847560109
1759
84631
84631
0
0
84631
0
0

STRYKER CORP
COM
863667101
205
4400
4400
0
0
4400
0
0

SYSCO CORP
COM
871829107
238
7700
7700
0
0
7700
0
0

T ROWE PRICE GROUP INC
COM
74144T108
2119
43942
43942
0
0
43942
0
0

TEXAS INSTRUMENTS INC
COM
882508104
1324
53641
53641
0
0
53641
0
0

UNITED PARCEL SERVICE - CL B
COM
911312106
1972
30334
30334
0
0
30334
0
0

UNITED TECHNOLOGIES CORP
COM
913017109
3484
49000
49000
0
0
49000
0
0
